Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
September 30, 2023
AMP-NPRT3-1123
1.807739.119
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 1.3%
Endeavor Group Holdings, Inc.	171,700	3,416,830
Live Nation Entertainment, Inc. (a)	48,100	3,994,224
Spotify Technology SA (a)	29,900	4,623,736
TKO Group Holdings, Inc.	62,800	5,278,968
		17,313,758
Interactive Media & Services - 0.8%
Bumble, Inc. (a)	289,700	4,322,324
IAC, Inc. (a)	121,900	6,142,541
		10,464,865
Media - 0.2%
Interpublic Group of Companies, Inc.	112,794	3,232,676
TOTAL COMMUNICATION SERVICES		31,011,299
CONSUMER DISCRETIONARY - 11.9%
Automobile Components - 0.9%
Autoliv, Inc.	123,600	11,924,928
Distributors - 0.3%
Pool Corp.	11,000	3,917,100
Diversified Consumer Services - 0.5%
European Wax Center, Inc. (a)(b)	136,800	2,216,160
Grand Canyon Education, Inc. (a)	44,300	5,177,784
		7,393,944
Hotels, Restaurants & Leisure - 3.2%
Amadeus IT Holding SA Class A	65,600	3,972,689
ARAMARK Holdings Corp.	266,800	9,257,960
Bowlero Corp. Class A (a)(b)	187,301	1,801,836
Caesars Entertainment, Inc. (a)	73,549	3,408,996
Churchill Downs, Inc.	119,016	13,810,617
Jubilant Foodworks Ltd.	85,080	546,229
Light & Wonder, Inc. Class A (a)	102,600	7,318,458
Red Rock Resorts, Inc.	77,900	3,193,900
		43,310,685
Household Durables - 1.7%
KB Home	80,700	3,734,796
NVR, Inc. (a)	1,515	9,034,400
Taylor Morrison Home Corp. (a)	233,700	9,957,957
		22,727,153
Leisure Products - 0.7%
YETI Holdings, Inc. (a)(b)	182,000	8,776,040
Specialty Retail - 2.9%
America's Car Mart, Inc. (a)	25,400	2,311,146
Dick's Sporting Goods, Inc.	81,500	8,849,270
Five Below, Inc. (a)	53,900	8,672,510
Floor & Decor Holdings, Inc. Class A (a)(b)	42,200	3,819,100
Revolve Group, Inc. (a)(b)	71,400	971,754
Williams-Sonoma, Inc. (b)	88,500	13,752,900
		38,376,680
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	45,475	23,378,243
TOTAL CONSUMER DISCRETIONARY		159,804,773
CONSUMER STAPLES - 5.1%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	21,600	8,413,848
Consumer Staples Distribution & Retail - 4.0%
BJ's Wholesale Club Holdings, Inc. (a)	242,700	17,321,499
Maplebear, Inc. (b)	3,300	97,977
Performance Food Group Co. (a)	266,700	15,697,962
Sprouts Farmers Market LLC (a)	142,400	6,094,720
U.S. Foods Holding Corp. (a)	355,400	14,109,380
		53,321,538
Food Products - 0.5%
Nomad Foods Ltd. (a)	279,900	4,260,078
Westrock Coffee Holdings (a)(b)	282,034	2,498,821
		6,758,899
TOTAL CONSUMER STAPLES		68,494,285
ENERGY - 6.0%
Energy Equipment & Services - 3.2%
Baker Hughes Co. Class A	260,900	9,214,988
NOV, Inc.	305,800	6,391,220
Patterson-UTI Energy, Inc.	541,891	7,499,771
TechnipFMC PLC	652,000	13,261,680
Valaris Ltd. (a)	96,307	7,221,099
		43,588,758
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	206,700	5,246,046
Cheniere Energy, Inc.	23,700	3,933,252
Magnolia Oil & Gas Corp. Class A	162,200	3,716,002
MEG Energy Corp. (a)	109,600	2,132,691
New Fortress Energy, Inc. (b)	189,614	6,215,547
Ovintiv, Inc.	205,800	9,789,906
Range Resources Corp.	189,897	6,154,562
		37,188,006
TOTAL ENERGY		80,776,764
FINANCIALS - 13.7%
Banks - 4.0%
Associated Banc-Corp.	251,200	4,298,032
Bancorp, Inc., Delaware (a)	368,500	12,713,250
Cadence Bank	166,300	3,528,886
East West Bancorp, Inc.	221,788	11,690,445
Popular, Inc.	138,200	8,707,982
Wintrust Financial Corp.	172,100	12,993,550
		53,932,145
Capital Markets - 2.4%
Ameriprise Financial, Inc.	26,087	8,600,362
Houlihan Lokey	21,100	2,260,232
Northern Trust Corp.	79,600	5,530,608
Raymond James Financial, Inc.	90,786	9,117,638
TMX Group Ltd.	286,500	6,157,140
		31,665,980
Financial Services - 1.2%
Equitable Holdings, Inc.	132,800	3,770,192
Essent Group Ltd.	153,929	7,279,302
Shift4 Payments, Inc. (a)	90,600	5,016,522
		16,066,016
Insurance - 6.1%
American Financial Group, Inc.	45,400	5,069,818
Arch Capital Group Ltd. (a)	136,000	10,840,560
Assurant, Inc.	44,100	6,331,878
Hartford Financial Services Group, Inc.	152,400	10,806,684
Old Republic International Corp.	368,900	9,938,166
Primerica, Inc.	93,358	18,112,386
Reinsurance Group of America, Inc.	96,091	13,951,452
Selective Insurance Group, Inc.	65,200	6,726,684
		81,777,628
TOTAL FINANCIALS		183,441,769
HEALTH CARE - 8.0%
Biotechnology - 1.7%
Argenx SE ADR (a)	5,700	2,802,291
Arrowhead Pharmaceuticals, Inc. (a)	109,000	2,928,830
Blueprint Medicines Corp. (a)	34,700	1,742,634
Legend Biotech Corp. ADR (a)	41,800	2,807,706
Repligen Corp. (a)	16,500	2,623,665
United Therapeutics Corp. (a)	45,200	10,209,324
		23,114,450
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	155,410	8,205,648
Hologic, Inc. (a)	47,079	3,267,283
Masimo Corp. (a)	29,835	2,615,933
The Cooper Companies, Inc.	16,239	5,164,164
TransMedics Group, Inc. (a)	40,400	2,211,900
Zimmer Biomet Holdings, Inc.	56,800	6,374,096
		27,839,024
Health Care Providers & Services - 2.4%
agilon health, Inc. (a)	238,800	4,241,088
Encompass Health Corp.	130,900	8,791,244
Guardant Health, Inc. (a)	34,600	1,025,544
Molina Healthcare, Inc. (a)	25,900	8,492,351
Option Care Health, Inc. (a)	295,200	9,549,720
		32,099,947
Health Care Technology - 0.2%
Evolent Health, Inc. (a)	15,100	411,173
Evolent Health, Inc. (c)	117,300	3,034,375
		3,445,548
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	37,600	1,551,000
ICON PLC (a)	17,200	4,235,500
Sartorius Stedim Biotech	9,800	2,341,597
Thermo Fisher Scientific, Inc.	7,130	3,608,992
		11,737,089
Pharmaceuticals - 0.7%
UCB SA	108,500	8,894,739
TOTAL HEALTH CARE		107,130,797
INDUSTRIALS - 22.1%
Aerospace & Defense - 1.6%
AerSale Corp. (a)(b)	310,800	4,643,352
Axon Enterprise, Inc. (a)	18,300	3,641,517
Howmet Aerospace, Inc.	228,800	10,582,000
Spirit AeroSystems Holdings, Inc. Class A	112,300	1,812,522
		20,679,391
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (a)	178,888	10,491,781
Building Products - 1.6%
Builders FirstSource, Inc. (a)	125,600	15,635,944
Trex Co., Inc. (a)	97,500	6,008,925
		21,644,869
Construction & Engineering - 1.8%
Quanta Services, Inc.	68,600	12,833,002
Willscot Mobile Mini Holdings (a)	282,700	11,757,493
		24,590,495
Electrical Equipment - 4.8%
Acuity Brands, Inc.	42,800	7,289,268
AMETEK, Inc.	86,000	12,707,360
Generac Holdings, Inc. (a)	55,200	6,014,592
nVent Electric PLC	214,500	11,366,355
Regal Rexnord Corp.	76,293	10,900,744
Sunrun, Inc. (a)(b)	276,007	3,466,648
Vertiv Holdings Co.	327,600	12,186,720
		63,931,687
Ground Transportation - 0.9%
J.B. Hunt Transport Services, Inc.	31,249	5,891,061
RXO, Inc.	197,000	3,886,810
U-Haul Holding Co. (b)	48,300	2,635,731
		12,413,602
Machinery - 5.9%
Chart Industries, Inc. (a)(b)	72,500	12,261,200
Crane Co.	138,800	12,330,992
Fortive Corp.	162,800	12,073,248
Hillenbrand, Inc.	76,600	3,240,946
IDEX Corp.	41,300	8,591,226
Ingersoll Rand, Inc.	141,300	9,003,636
ITT, Inc.	225,559	22,084,482
		79,585,730
Professional Services - 3.8%
ASGN, Inc. (a)	82,399	6,730,350
FTI Consulting, Inc. (a)	50,800	9,063,228
KBR, Inc.	304,100	17,923,654
Maximus, Inc.	160,100	11,956,268
WNS Holdings Ltd. sponsored ADR (a)	75,100	5,141,346
		50,814,846
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	26,700	4,128,087
NOW, Inc. (a)	417,500	4,955,725
RS GROUP PLC	389,927	3,498,665
		12,582,477
TOTAL INDUSTRIALS		296,734,878
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.6%
Digi International, Inc. (a)	294,800	7,959,600
Electronic Equipment, Instruments & Components - 5.1%
CDW Corp.	38,551	7,778,050
Crane Nxt Co.	121,700	6,762,869
Flex Ltd. (a)	674,400	18,195,312
IPG Photonics Corp. (a)	48,600	4,934,844
Jabil, Inc.	246,974	31,338,531
		69,009,606
IT Services - 0.6%
Endava PLC ADR (a)	32,600	1,869,610
Wix.com Ltd. (a)	67,800	6,224,040
		8,093,650
Semiconductors & Semiconductor Equipment - 4.3%
Allegro MicroSystems LLC (a)	97,907	3,127,150
Lattice Semiconductor Corp. (a)	134,123	11,525,189
Marvell Technology, Inc.	59,700	3,231,561
MKS Instruments, Inc. (b)	99,400	8,602,076
Nova Ltd. (a)	45,300	5,093,532
ON Semiconductor Corp. (a)	145,600	13,533,520
SolarEdge Technologies, Inc. (a)	14,100	1,826,091
Teradyne, Inc.	97,600	9,804,896
Universal Display Corp.	4,300	675,057
		57,419,072
Software - 1.5%
Dynatrace, Inc. (a)	338,400	15,813,432
Sage Group PLC	233,200	2,813,975
Zoom Video Communications, Inc. Class A (a)	31,600	2,210,104
		20,837,511
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc. (a)	153,700	2,233,261
Super Micro Computer, Inc. (a)	15,600	4,277,832
		6,511,093
TOTAL INFORMATION TECHNOLOGY		169,830,532
MATERIALS - 7.0%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	265,100	7,131,190
Celanese Corp. Class A	77,200	9,690,144
Element Solutions, Inc.	582,600	11,424,786
		28,246,120
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	28,600	11,739,728
Containers & Packaging - 1.5%
Aptargroup, Inc.	77,500	9,690,600
Avery Dennison Corp.	59,100	10,795,797
		20,486,397
Metals & Mining - 2.5%
Commercial Metals Co.	66,800	3,300,588
First Quantum Minerals Ltd.	563,600	13,315,608
Reliance Steel & Aluminum Co.	46,000	12,062,580
Wheaton Precious Metals Corp.	121,500	4,930,668
		33,609,444
TOTAL MATERIALS		94,081,689
REAL ESTATE - 7.2%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	32,200	3,223,220
CubeSmart	253,900	9,681,207
EastGroup Properties, Inc.	84,700	14,105,091
Equity Lifestyle Properties, Inc.	61,400	3,911,794
Essex Property Trust, Inc.	22,100	4,687,189
Invitation Homes, Inc.	296,500	9,396,085
Lamar Advertising Co. Class A	135,400	11,301,838
Mid-America Apartment Communities, Inc.	21,700	2,791,705
NNN (REIT), Inc.	113,400	4,007,556
Ryman Hospitality Properties, Inc.	125,200	10,426,656
Sun Communities, Inc.	29,000	3,431,860
Terreno Realty Corp.	59,500	3,379,600
Ventas, Inc.	223,800	9,428,694
		89,772,495
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	68,691	5,073,517
Zillow Group, Inc. Class C (a)(b)	53,400	2,464,944
		7,538,461
TOTAL REAL ESTATE		97,310,956
UTILITIES - 3.8%
Electric Utilities - 2.5%
Constellation Energy Corp.	120,800	13,176,864
OGE Energy Corp.	371,800	12,392,094
PG&E Corp. (a)	537,500	8,669,875
		34,238,833
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	268,200	5,675,112
NextEra Energy Partners LP	61,700	1,832,490
The AES Corp.	211,200	3,210,240
		10,717,842
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	134,200	6,449,652
TOTAL UTILITIES		51,406,327
TOTAL COMMON STOCKS (Cost $1,036,495,371)		1,340,024,069

Money Market Funds - 6.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	23,179,444	23,184,080
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	62,626,912	62,633,175
TOTAL MONEY MARKET FUNDS (Cost $85,817,255)		85,817,255

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $1,122,312,626)	1,425,841,324
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(82,260,039)
NET ASSETS - 100.0%	1,343,581,285

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,034,375 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	3,401,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	20,872,756	209,735,851	207,424,527	460,577	-	-	23,184,080	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	25,306,750	217,939,356	180,612,931	217,847	-	-	62,633,175	0.2%
Total	46,179,506	427,675,207	388,037,458	678,424	-	-	85,817,255

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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